UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09377
                                                     ----------

                        The Gabelli Blue Chip Value Fund
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
              ----------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2007
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                        THE GABELLI BLUE CHIP VALUE FUND

                              FIRST QUARTER REPORT
                                 MARCH 31, 2007

TO OUR SHAREHOLDERS,

      The Gabelli Blue Chip Value Fund (the "Fund") gained 1.22% during the first quarter versus rises of 0.64% and 0.84% for the Standard & Poor's ("S&P") 500 Index and the Lipper Large-Cap Value Fund Average, respectively.

      Enclosed is the investment portfolio as of March 31, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                           AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2007 (A)
                           -------------------------------------------------

                                                                                                          Since
                                                                                                        Inception
                                                     Quarter      1 Year       3 Year       5 Year      (8/26/99)
-----------------------------------------------------------------------------------------------------------------
   GABELLI BLUE CHIP VALUE FUND CLASS AAA..........   1.22%       12.84%       12.02%       8.29%         6.56%
   S&P 500 Index...................................   0.64        11.82        10.05        6.26          2.19
   Lipper Large-Cap Value Average..................   0.84        13.74        11.47        7.65          5.55
   Class A.........................................   1.15        12.80        12.11        8.34          6.59
                                                     (4.67)(b)     6.31(b)      9.92(b)     7.07(b)       5.76(b)
   Class B.........................................   0.96        11.88        11.25        7.80          6.24
                                                     (4.04)(c)     6.88(c)     10.43(c)     7.50(c)       6.06(c)
   Class C.........................................   0.96        11.89        11.22        7.79          6.23
                                                     (0.04)(d)    10.89(d)     11.22        7.79          6.23
   Class I.........................................   1.22        12.91        12.29        8.45          6.66

THE CURRENT EXPENSE RATIO FOR CLASS AAA, A, B, C, AND I SHARES IS 1.82%, 1.82%, 2.57%, 2.57%, AND 1.57%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED
    INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER LARGE-CAP VALUE AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003, AND THE CLASS I SHARES ON JULY 1, 2004.THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE FOR THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO THE LOWER EXPENSES RELATED TO THIS CLASS OF SHARES.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, FIVE YEAR, AND SINCE INCEPTION PERIODS OF 5%, 5%, 3%, 2%, AND 0%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI BLUE CHIP VALUE FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE
     ------                                       -------

             COMMON STOCKS -- 93.8%
             AEROSPACE -- 1.0%
      4,000  Boeing Co.........................  $  355,640
                                                 ----------
             BANKING -- 7.4%
     16,000  Bank of America Corp..............     816,320
     16,000  Citigroup Inc.....................     821,440
     10,000  Commerce Bancorp Inc..............     333,800
     15,600  JPMorgan Chase & Co...............     754,728
                                                 ----------
                                                  2,726,288
                                                 ----------
             BUILDING AND CONSTRUCTION -- 3.4%
      4,500  Centex Corp.......................     188,010
     19,000  D.R. Horton Inc...................     418,000
      6,000  Pulte Homes Inc...................     158,760
      7,000  Ryland Group Inc..................     295,330
      7,000  Toll Brothers Inc.+...............     191,660
                                                 ----------
                                                  1,251,760
                                                 ----------
             BUSINESS SERVICES -- 2.5%
     28,000  Deluxe Corp.......................     938,840
                                                 ----------
             COMPUTER SOFTWARE AND SERVICES -- 2.7%
     20,000  Microsoft Corp....................     557,400
     14,000  Yahoo! Inc.+......................     438,060
                                                 ----------
                                                    995,460
                                                 ----------
             DIVERSIFIED INDUSTRIAL -- 6.6%
     33,000  General Electric Co...............   1,166,880
     16,000  Honeywell International Inc.......     736,960
     12,600  Ingersoll-Rand Co. Ltd., Cl. A....     546,462
                                                 ----------
                                                  2,450,302
                                                 ----------
             ELECTRONICS -- 4.7%
     37,500  Applied Materials Inc.............     687,000
     10,000  Intel Corp........................     191,300
     28,300  Texas Instruments Inc.............     851,830
                                                 ----------
                                                  1,730,130
                                                 ----------
             ENERGY -- 13.2%
     12,500  Chesapeake Energy Corp............     386,000
      9,000  Chevron Corp......................     665,640
     10,550  ConocoPhillips....................     721,093
     30,800  El Paso Corp......................     445,676
     10,000  Exxon Mobil Corp..................     754,500
      3,000  GlobalSantaFe Corp................     185,040
     28,000  Halliburton Co....................     888,720
      6,000  Nabors Industries Ltd.+...........     178,020
      2,000  Noble Corp........................     157,360
     11,000  Weatherford International Ltd.+...     496,100
                                                 ----------
                                                  4,878,149
                                                 ----------

                                                   MARKET
     SHARES                                        VALUE
     ------                                       -------

             ENERGY AND UTILITIES: ELECTRIC -- 1.0%
     18,100  The AES Corp.+....................  $  389,512
                                                 ----------
             ENTERTAINMENT -- 5.2%
     42,000  News Corp., Cl. B.................   1,027,740
     45,400  Time Warner Inc...................     895,288
                                                 ----------
                                                  1,923,028
                                                 ----------
             FINANCIAL SERVICES -- 12.3%
      6,000  AllianceBernstein Holding LP......     531,000
      7,200  American Express Co...............     406,080
      8,600  Capital One Financial Corp........     648,956
     16,000  H&R Block Inc.....................     336,640
      3,000  MBIA Inc..........................     196,470
      5,000  Merrill Lynch & Co. Inc...........     408,350
      3,900  State Street Corp.................     252,525
      8,000  Wachovia Corp.....................     440,400
     18,000  Wells Fargo & Co..................     619,740
      8,500  Zions Bancorporation..............     718,420
                                                 ----------
                                                  4,558,581
                                                 ----------
             FOOD AND BEVERAGE -- 3.7%
      8,000  Groupe Danone, ADR................     285,760
      4,000  H.J. Heinz Co.....................     188,480
      9,800  The Hershey Co....................     535,668
      7,000  Wm. Wrigley Jr. Co................     356,510
                                                 ----------
                                                  1,366,418
                                                 ----------
             HEALTH CARE -- 8.7%
      6,000  Aetna Inc.........................     262,740
      6,000  Amgen Inc.+.......................     335,280
      9,000  Barr Pharmaceuticals Inc.+........     417,150
     22,100  Pfizer Inc........................     558,246
     17,700  Sanofi-Aventis, ADR...............     770,127
      7,000  Teva Pharmaceutical Industries
               Ltd., ADR ......................     262,010
     12,600  Wyeth.............................     630,378
                                                 ----------
                                                  3,235,931
                                                 ----------
             INSURANCE -- 3.6%
     10,000  American International Group Inc..     672,200
      3,000  Hartford Financial Services
               Group Inc. .....................     286,740
      7,561  The Travelers Companies Inc.......     391,433
                                                 ----------
                                                  1,350,373
                                                 ----------
             MACHINERY -- 0.3%
      1,000  Deere & Co........................     108,640
                                                 ----------
             METALS AND MINING -- 2.3%
     24,900  Alcoa Inc.........................     844,110
                                                 ----------
             PAPER AND FOREST PRODUCTS -- 2.4%
     24,000  International Paper Co............     873,600
                                                 ----------


               See accompanying notes to schedule of investments.

THE GABELLI BLUE CHIP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE
     ------                                       -------

             COMMON STOCKS (CONTINUED)
             RETAIL -- 5.0%
     20,000  Federated Department Stores Inc... $   901,000
     10,000  The Home Depot Inc................     367,400
     12,400  Tiffany & Co......................     563,952
                                                -----------
                                                  1,832,352
                                                -----------
             SPECIALTY CHEMICALS -- 5.2%
     28,000  E.I. du Pont de Nemours & Co......   1,384,040
     11,400  The Dow Chemical Co...............     522,804
                                                -----------
                                                  1,906,844
                                                -----------
             TELECOMMUNICATIONS -- 1.9%
     18,200  Verizon Communications Inc........     690,144
                                                -----------
             TRANSPORTATION -- 0.7%
      8,700  AMR Corp.+........................     264,915
                                                -----------
             TOTAL COMMON STOCKS...............  34,671,017
                                                -----------

   PRINCIPAL                                         MARKET
     AMOUNT                                          VALUE
   ---------                                         ------

             U.S. GOVERNMENT OBLIGATIONS -- 6.2%
$2,283,000   U.S. Treasury Bills,
               5.114% to 5.207%++,
               04/05/07 to 09/06/07............ $ 2,278,145
                                                -----------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $30,946,769)............... $36,949,162
                                                ===========
------------------
             Aggregate book cost............... $30,946,769
                                                ===========
             Gross unrealized appreciation..... $ 6,347,855
             Gross unrealized depreciation.....    (345,462)
                                                -----------
             Net unrealized appreciation
             (depreciation)                     $ 6,002,393
                                                ===========
------------------
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
 ADR  American Depository Receipt


NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================
1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

2. TAX INFORMATION. At December 31, 2006, the Fund had net capital loss carryforwards for Federal income tax purposes of $2,888,786, which are available to reduce future required distributions of net capital gains to shareholders through 2010.

                        THE GABELLI BLUE CHIP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.



                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA                          Mary E. Hauck
CHAIRMAN AND CHIEF                             FORMER SENIOR PORTFOLIO MANAGER
EXECUTIVE OFFICER                              GABELLI-O'CONNOR FIXED INCOME
GAMCO INVESTORS, INC.                          MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                            Werner J. Roeder, MD
ATTORNEY-AT-LAW                                MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                      LAWRENCE HOSPITAL

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN ENERGY CORP.


                         OFFICERS AND PORTFOLIO MANAGER

Barbara G. Marcin, CFA                         Bruce N. Alpert
PORTFOLIO MANAGER                              PRESIDENT

James E. McKee                                 Agnes Mullady
SECRETARY                                      TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Blue Chip Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB402Q107SR


                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH




                              THE
                              GABELLI
                              BLUE CHIP
                              VALUE
                              FUND






                                                            FIRST QUARTER REPORT
                                                                  MARCH 31, 2007

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Blue Chip Value Fund
           ---------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 22, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 22, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)  /s/ Agnes Mullady
                         -------------------------------------------------------
                          Agnes Mullady, Principal Financial Officer & Treasurer


Date     May 22, 2007
    ----------------------------------------------------------------------------






* Print the name and title of each signing officer under his or her signature.